TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Trade payables and payables to merchants (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Trade payables and payables to merchants
Trade payables and payables to merchants		₺ 4,062,149	₺ 2,024,549
Retail suppliers and service providers
Trade payables and payables to merchants
Trade payables and payables to merchants		2,978,353	1,418,912
Supplier and merchant financing payables, included in payables to retail suppliers and service providers		₺ 123,240	₺ 41,475
Average maturity term for payables		42 days	53 days
Merchants
Trade payables and payables to merchants
Trade payables and payables to merchants	[1]	₺ 1,083,796	₺ 605,637
Average maturity term for payables		21 days	21 days

[1]	Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.